FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Cash	$ 3,252	$ 3,420	$ 11,780
Amounts receivable	4,091	4,635	3,050
Long-term investments	10	34	27
Warrant liability	2,009	$ 1,161	$ 1,630
Level 1 of fair value hierarchy [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Cash	3,252
Amounts receivable
Long-term investments	10
Warrant liability
Total financial assets and liabilities	3,262
Level 2 of fair value hierarchy [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Cash
Amounts receivable	4,091
Long-term investments
Warrant liability
Total financial assets and liabilities	4,091
Level 3 of fair value hierarchy [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Cash
Amounts receivable
Long-term investments
Warrant liability	(2,009)
Total financial assets and liabilities	$ (2,009)